Note 1 - Description of Plan (Details Textual) - EBP 36-4007085 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	60.00%
EBP, Minimum Age for Voluntary Catch-up Contributions	50
EBP, Employer Contributions, Waiting Period	1 year
EBP, Employer Contribution, Matching Percentage	50.00%	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%	3.00%
EBP, Employer Contributions, Matching Amount, Maximum	$ 10,500	$ 10,350
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	$ 0	0
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Forfeited Nonvested Account	$ 44,189	$ 31,310
EBP, Minimum Age of Participant to Take In Service Distribution	59.5
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Maximum [Member]
EBP, Note Receivable from Participant, Term	120 months